Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Change in fair value of advanced subscription agreements, related party	$ (3,665)	$ (769)